Related party balances and transactions (Related party transactions) (Sales of goods and providing services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Huaneng Group
Disclosure of transactions between related parties [line items]
Service provided	¥ 107,726	¥ 77,462	¥ 31,756
HIPDC [member]
Disclosure of transactions between related parties [line items]
Service provided	529	370	124
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Service provided	249,702	134,111	68,052
Other sales	4,380	48,574	2,922
Sales of power generation quota	104,017
Sales of goods	56,122
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Service provided	97,265	82,229	52,602
Other sales	16,220	¥ 8,404	¥ 25,102
Associates of the Group [member]
Disclosure of transactions between related parties [line items]
Other sales	¥ 33,919